Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

On April 23, 2013, the Company effected a one-for-ten reverse stock split of its common stock. As a result, the number of shares of our common stock outstanding has been adjusted retrospectively to reflect the reverse stock split in all periods presented. In addition, the exercise price and the number of common shares issuable under our share-based compensation plans and upon exercise of our outstanding warrants to purchase common stock, as well as the issued and outstanding share capital have been correspondingly adjusted to reflect the reverse stock split. See Note 1—Organization for more information.

Reclassifications

Reclassifications

We exited most of our non-U.S. carrier business in 2012 and exited our U.S. carrier business in June 2013. During the fourth quarter of 2013, we completed the sale of our Gen5 business and commenced negotiations for the sale of our messaging business in the U.S. and Canada. All of the operations related to our carrier business (other than our continuing business in the UK), Gen5 and messaging business in the U.S. and Canada are reported as discontinued operations in our consolidated financial statements as of and for the years ended December 31, 2013 and 2012. Additionally, the assets and liabilities related to U.S. and Canadian messaging have been classified as held for sale on the consolidated balance sheets as of December 31, 2013 and 2012. See Note 4—Discontinued Operations for more information.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with the generally accepted accounting principles in the United States (“U.S. GAAP”) requires management to make estimates and assumptions in certain circumstances that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the allowance for doubtful accounts, valuation of deferred tax assets, the recoverability or impairment of goodwill and long-lived assets, including property and equipment and intangible assets, stock-based compensation, litigation and other loss contingencies. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

We derive our revenues from contracts which include individual or varying combinations of our managed services and often include professional service fees to customize and implement the specific software platform solutions required by the customer. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. Certain of our arrangements include customer acceptance clauses or penalties for late delivery which we assess to determine whether revenue can be recognized ahead of the acceptance or delivery. The timing of revenue recognition in each case depends upon a variety of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations.

Our advertising revenues are derived principally from the sale of online advertisements. The duration of our advertising contracts has ranged from 1 week to 3 months, with an average of approximately 1 month. Advertising revenues on contracts are recognized as “impressions” (i.e., the number of times that an advertisement appears in web pages) are delivered, or as “clicks” (which are generated each time users on our websites click through our text-based advertisements to an advertiser’s designated website) are provided to advertisers.

Our UK carrier customer contract primarily consists of a fixed monthly managed service fee to host the software platform solution. Certain arrangements also include minimum monthly fee provisions, monthly fees for providing additional managed services required by the customer and/or service level requirements related to the hosted solutions which often entail financial penalties for non-compliance. We account for the managed services revenue on a monthly basis as earned. Our UK carrier contract does not include the right to self-host.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with remaining maturities of three months or less at the date of purchase to be cash and cash equivalents. At December 31, 2013 and 2012, we had cash and cash equivalents held in foreign bank accounts of $1.2 million and $2.2 million, respectively.

Restricted Short-Term Investments	Restricted Short-Term Investments Restricted short-term investments at December 31, 2012 are comprised of cash set aside to secure certain leases.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are presented at their face amount, less an allowance for doubtful accounts, on the consolidated balance sheets. Accounts receivable consist of amounts billed and currently due from customers and revenues earned but not yet billed. We evaluate the collectibility of accounts receivable based on a combination of factors. We recognize reserves for bad debts based on estimates developed using standard quantitative measures which incorporate historical write-offs and current economic conditions. Although, in circumstances where we are aware of a specific customer’s inability to meet its financial obligations, a specific reserve is recorded to reduce the related accounts receivable to an amount we believe is collectible. Delinquent accounts are written off when they are determined to be uncollectible.

Long-Lived Assets

Long-Lived Assets

Long-lived assets include assets such as property and equipment and intangible assets, other than those with indefinite lives. We assess the carrying value of our long-lived asset groups when indicators of impairment exist and recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable from the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Indicators of impairment include significant underperformance relative to historical or projected future operating results, significant changes in our use of the assets or in our business strategy, loss of or changes in customer relationships and significant negative industry or economic trends. When indications of impairment arise for a particular asset or group of assets, we assess the future recoverability of the carrying value of the asset (or asset group) based on an undiscounted cash flow analysis. If carrying value exceeds projected net undiscounted cash flows, an additional analysis is performed to determine the fair value of the asset (or asset group), typically a discounted cash flow analysis, and an impairment charge is recorded for the excess of carrying value over fair value. For the year ended December 31, 2012, we determined that certain fixed and intangible assets were impaired and recorded impairment charges of $4.5 million, of which $3.5 million is included in continuing operations. See Note 5—Goodwill and Intangible Assets and Note 6—Impairment Charges for more information.

Property and equipment are recorded at historical cost less accumulated depreciation, unless impaired. Depreciation is charged to operations over the estimated useful lives of the assets using the straight-line method or a variable method reflecting the pattern in which the economic benefits are anticipated to be utilized. Upon retirement or sale, the historical cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. Expenditures for repairs and maintenance are charged to expense as incurred.

All costs related to the development of internal-use software other than those incurred during the application development stage are expensed, including costs for minor upgrades and enhancements when there is no reasonable cost-effective way to separate these costs from maintenance activities. Costs incurred during the application development stage are capitalized and amortized over the estimated useful life of the software, which is generally three years.

Identifiable intangible assets are recorded at cost or, when acquired as part of a business acquisition, estimated fair value. The recorded amount is amortized to expense over the estimated useful life of the asset using the straight-line method or a variable method reflecting the pattern in which the economic benefits are anticipated to be realized. At each balance sheet date, the unamortized costs for all intangible assets are reviewed by management and reduced to net realizable value when necessary.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise or assets over the fair value of the identifiable net assets acquired. We test goodwill for impairment in the fourth quarter of each year, and whenever events or changes in circumstances arise during the year that indicate the carrying amount of goodwill may not be recoverable. In evaluating whether an impairment of goodwill exists, we first compare the estimated fair value of a reporting unit to its carrying value, including goodwill. If the estimated fair value is lower than the carrying value, then a more detailed assessment is performed comparing the carrying value of the goodwill in the reporting unit to its implied fair value. If the implied fair value of goodwill is less than the carrying amount of that goodwill, then an impairment charge is recognized to reduce the carrying value of goodwill by the difference. For the year ended December 31, 2012, we determined that our goodwill was impaired and recorded an impairment charge of $23.0 million, all of which is included in discontinued operations. See Note 5—Goodwill and Intangible Assets and Note 6—Impairment Charges for more information, including a discussion of the methodologies used in determining the estimated fair value of our reporting unit. No impairment of goodwill had been identified during the year ended December 31, 2013 based on the results of our annual impairment test.

Lease Termination

Lease Termination

Effective June 20, 2012, we entered into a lease termination agreement with the landlord for our former corporate headquarters located in Bellevue, Washington. We surrendered 1/3 of our leased office space on December 31, 2012 and the remaining 2/3 of leased office space on January 31, 2013. We accelerated the depreciable period of our leasehold improvements and other office equipment to correspond with the lease termination dates. During 2012, we signed a lease agreement for new office space located in Bellevue, Washington and relocated to those premises in December 2012. In August 2013, we signed a termination agreement for our Bellevue, Washington office and relocated our corporate headquarters to our existing office rental space in New York City.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss as currently reported under U.S. GAAP and other comprehensive loss. Other comprehensive loss considers the effects of additional economic events, such as foreign currency translation adjustments, that are not required to be recorded in determining net loss, but rather are reported as a separate component of stockholders’ equity. Effective the first quarter of 2012, we elected to present comprehensive loss in two consecutive statements. Accumulated other comprehensive income consists of foreign currency translation adjustments.

Advertising Costs

Advertising Costs

The costs of advertising are either expensed as incurred or fully expensed the first time the advertising takes place. Total advertising expenses for the years ended December 31, 2013 and 2012 were $0.1 million and $0.2 million, respectively.

Software Development Costs

Software Development Costs

Our software development expenses consist primarily of salaries and fees paid to outside vendors. Costs incurred in connection with research activities are charged to operating expenses as incurred and are included within product development and sustainment, excluding depreciation, in the consolidated statements of operations. Research and development expenses for the years ended December 31, 2013 and 2012 were $1.4 million and $1.5 million, respectively.

Effective January 1, 2013, we began capitalizing certain software development costs associated with our Voltari-Connect platform and other software system projects, which include the costs to develop new software products or significant enhancements to existing software products, which are developed or obtained for internal use. Costs associated with preliminary project stage activities, training, maintenance and all post-implementation stage activities are expensed as incurred. We capitalize software development costs when application development begins, it is probable that the project will be completed and the software will be used as intended. These capitalized costs are included within Property and equipment, net, on our condensed consolidated balance sheets and amortized on a straight-line basis over the estimated useful life of the related asset, which is generally three years. We capitalized software development costs of $3.5 million during the year ended December 31, 2013, which includes $2.2 million of internal payroll costs associated with our Voltari-Connect platform. We did not capitalize any software development costs in 2012.

Stock-Based Compensation

Stock-Based Compensation

We measure and recognize stock-based compensation expense using a fair value-based method for all share-based awards made to employees and nonemployee directors, including grants of stock options and other stock-based awards. We estimate the fair value of share-based awards, including stock options, using the Black-Scholes option-pricing model for awards with service-based conditions and the Monte Carlo Simulation pricing model for option awards with market-based conditions. The application of this standard requires significant judgment and the use of estimates, particularly with regards to assumptions such as stock price volatility, expected option lives and risk-free interest rate, all of which are utilized to value equity-based compensation. We recognize stock compensation expense, net of estimated forfeitures, using a straight line method over the requisite service period of the individual grants, which generally equals the vesting period.

Income Taxes

Income Taxes

We utilize the balance sheet method of accounting for income taxes. Accordingly, we are required to estimate our income taxes in each of the jurisdictions in which we operate as part of the process of preparing our consolidated financial statements. This process involves estimating our actual current tax exposure, including assessing the risks associated with tax audits, together with assessing temporary differences resulting from the different treatment of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities. Due to the evolving nature and complexity of tax rules combined with the number of jurisdictions in which we operate, it is possible that our estimates of our tax liability could change in the future, which may result in additional tax liabilities and adversely affect our results of operations, financial condition and cash flows.

We follow the authoritative accounting guidance prescribing a threshold and measurement attribute for the financial recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance defines the level of assurance that a tax position must meet in order to be recognized in the financial statements and also provides for de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition. The guidance utilizes a two-step approach for evaluating uncertain tax positions. Step one, recognition, requires a company to determine if the weight of available evidence indicates that a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. If a tax position is not considered “more likely than not” to be sustained, no benefits of the position are recognized. Step two, measurement, is based on the largest amount of benefit which is more likely than not to be realized on effective settlement.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Our net loss attributable to common stockholders was not allocated to preferred stock using the two-class method, as the preferred stock does not have a contractual obligation to share in the net loss attributable to common stockholders.

Our potentially dilutive shares, which include outstanding common stock options, restricted stock, redeemable preferred stock and common stock warrants, have not been included in the computation of diluted net loss per share attributable to common stockholders for all periods presented, as the results would be anti-dilutive. Such potentially dilutive shares are excluded when the effect would be to reduce net loss per share. See Note 13—Net Loss Per Share Attributable to Common Stockholders.

Operating Segment

Operating Segment

The authoritative guidance for disclosures about segments of an enterprise establishes standards for reporting information about operating segments. It defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. We currently operate and manage our business as a single segment. Our CODM allocates resources and assesses performance of the business at the consolidated level. Our CODM reviews revenue by customer and by type of service to understand and evaluate revenue trends. We have one business activity, and there are no segment managers who are held accountable for operations, operating results or components below the consolidated unit level. Accordingly, we consider ourselves to be in a single operating and reportable segment structure.

We generated approximately 78% and 72% of our total revenue from continuing operations in the U.S. during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the majority of our long-lived assets were located in the U.S.

Revenues from our continuing operations consist of our advertising business and our wireless carrier contract in the UK. We generated revenues of $8.8 million and $4.8 million from our advertising business during the years ended December 31, 2013 and 2012, respectively. We generated revenues of $1.5 million and $1.8 million from our UK wireless carrier contract during the years ended December 31, 2013 and 2012, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

As of December 31, 2013 and 2012, we had cash and cash equivalents of $25.2 million and $50.9 million, respectively. As of December 31, 2012, we had restricted short-term investments of $0.4 million. Restricted short-term investments were evaluated using quoted market prices (Level 1) to determine their fair value. In addition, the carrying amount of certain financial instruments, including accounts receivable, accounts payable and accrued expenses, approximates fair value due to their short maturities.

There were no transfers between levels in the fair value hierarchy during the years ended December 31, 2013 or 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, to the extent balances exceed limits that are insured by the Federal Deposit Insurance Corporation, and accounts receivable.

At December 31, 2013, three customers comprised 12%, 10% and 10%, respectively, of invoiced accounts receivable. There were no significant concentrations of invoiced accounts receivable at December 31, 2012.

The following table outlines our revenue concentration by customer:

	CB&S Advertising Agency, Inc.	Virgin Media Limited
Year ended December 31, 2013	25%	15%
Year ended December 31, 2012	12%	27%

Foreign Currency

Foreign Currency

The functional currencies of our international subsidiaries are the local currencies. We translate the financial statements of our international subsidiaries to U.S. dollars using end-of-period exchange rates for assets and liabilities and average currency exchange rates for revenues and expenses. Translation adjustments resulting from this process are included in Other comprehensive income (loss) and are reflected as a separate component of stockholders’ equity. Realized and unrealized transaction gains and losses are included in Other income (expense), net in the period in which they occur, except on intercompany balances considered to be long-term, and have not been significant for any periods presented. Transaction gains and losses on intercompany balances considered to be long-term are recorded in Other comprehensive income (loss).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update requiring that unrecognized tax benefits be presented as a reduction to a deferred tax asset rather than as liabilities for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, to the extent such deferred tax assets are available under the tax law to offset additional taxes resulting from disallowance of a tax position. This standard is effective for interim and annual reporting periods beginning after December 15, 2013, with early adoption permitted. We will adopt this accounting standards update on January 1, 2014 and adoption is not expected to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued an accounting standards update on the reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting. These reclassifications present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. We adopted this accounting standards update on January 1, 2013 which did not have a material effect on our consolidated financial statements.